Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended	46 Months Ended	49 Months Ended	52 Months Ended	55 Months Ended	58 Months Ended	61 Months Ended	64 Months Ended	67 Months Ended	70 Months Ended	73 Months Ended	76 Months Ended	79 Months Ended	82 Months Ended	85 Months Ended	88 Months Ended	91 Months Ended	94 Months Ended	97 Months Ended	100 Months Ended	103 Months Ended	106 Months Ended	109 Months Ended	112 Months Ended	115 Months Ended	118 Months Ended
	Feb. 26, 2016	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000166439
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,670	$ 11,060	$ 11,670	$ 12,540	$ 13,004	$ 13,226	$ 13,760	$ 14,538	$ 14,467	$ 15,016	$ 15,727	$ 12,955	$ 14,925	$ 15,619	$ 15,640	$ 16,866	$ 12,241	$ 14,779	$ 15,461	$ 18,837	$ 20,646	$ 21,323	$ 21,408	$ 22,956	$ 21,614	$ 18,706	$ 18,180	$ 19,949	$ 20,699	$ 22,062	$ 21,426	$ 24,259	$ 27,058	$ 26,223	$ 28,375	$ 28,238	$ 26,690	$ 28,863	$ 31,210	$ 31,835
C000166440
Account Value [Line Items]
Accumulated Value	10,000	10,660	11,030	11,640	12,500	12,952	13,163	13,686	14,451	14,370	14,896	15,593	12,838	14,781	15,459	15,469	16,665	12,089	14,589	15,253	18,561	20,324	20,982	21,055	22,569	21,228	18,367	17,840	19,544	20,269	21,596	20,949	23,713	26,423	25,596	27,686	27,522	26,001	28,094	30,369	30,939
C000166441
Account Value [Line Items]
Accumulated Value	500,000	533,500	553,000	583,500	627,504	650,708	662,310	689,044	728,525	725,470	752,962	789,108	650,170	749,516	784,885	786,445	848,012	615,731	744,249	779,012	949,089	1,040,440	1,075,493	1,080,273	1,159,191	1,091,702	945,386	919,470	1,008,569	1,046,964	1,116,876	1,084,785	1,229,157	1,371,143	1,330,151	1,440,056	1,433,276	1,355,614	1,466,741	1,586,707	1,618,575
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,627	10,907	11,387	11,866	12,547	12,926	13,517	14,373	14,281	14,836	15,893	13,620	15,533	16,169	16,357	17,845	14,115	17,224	18,810	21,572	22,941	24,832	24,806	27,108	25,677	21,388	20,434	21,901	23,474	25,442	24,615	27,586	30,350	31,326	33,277	34,154	32,541	36,117	39,071	40,009
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,627	10,907	11,387	11,866	12,547	12,926	13,517	14,373	14,281	14,836	15,893	13,620	15,533	16,169	16,357	17,845	14,115	17,224	18,810	21,572	22,941	24,832	24,806	27,108	25,677	21,388	20,434	21,901	23,474	25,442	24,615	27,586	30,350	31,326	33,277	34,154	32,541	36,117	39,071	40,009
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	531,373	545,350	569,334	593,299	627,374	646,292	675,837	718,667	714,035	741,802	794,648	680,996	776,631	808,434	817,833	892,234	705,760	861,221	940,518	1,078,602	1,147,060	1,241,575	1,240,312	1,355,383	1,283,840	1,069,424	1,021,678	1,095,055	1,173,684	1,272,118	1,230,726	1,379,297	1,517,494	1,566,296	1,663,863	1,707,677	1,627,042	1,805,874	1,953,525	2,000,466
Russell 2500 Index
Account Value [Line Items]
Accumulated Value	10,000	10,796	11,182	11,915	12,645	13,120	13,400	14,036	14,771	14,735	15,577	16,308	13,293	15,396	15,852	15,649	16,984	11,936	15,107	15,996	20,380	22,608	23,838	23,199	24,086	22,685	18,833	18,302	19,661	20,328	21,390	20,367	23,087	24,685	23,629	25,697	25,856	23,917	25,970	28,308	28,935
Russell 2500 Index
Account Value [Line Items]
Accumulated Value	10,000	10,796	11,182	11,915	12,645	13,120	13,400	14,036	14,771	14,735	15,577	16,308	13,293	15,396	15,852	15,649	16,984	11,936	15,107	15,996	20,380	22,608	23,838	23,199	24,086	22,685	18,833	18,302	19,661	20,328	21,390	20,367	23,087	24,685	23,629	25,697	25,856	23,917	25,970	28,308	28,935
Russell 2500 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 539,793	$ 559,078	$ 595,769	$ 632,254	$ 656,005	$ 670,007	$ 701,775	$ 738,541	$ 736,774	$ 778,835	$ 815,412	$ 664,671	$ 769,806	$ 792,599	$ 782,436	$ 849,224	$ 596,819	$ 755,363	$ 799,798	$ 1,019,012	$ 1,130,379	$ 1,191,896	$ 1,159,933	$ 1,204,290	$ 1,134,237	$ 941,632	$ 915,100	$ 983,071	$ 1,016,400	$ 1,069,507	$ 1,018,362	$ 1,154,354	$ 1,234,230	$ 1,181,471	$ 1,284,834	$ 1,292,819	$ 1,195,841	$ 1,298,511	$ 1,415,376	$ 1,446,760